Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Consumables	R$ 36,893	R$ 26,494
Parts and maintenance materials	320,398	365,659
Advances to suppliers	39,925	46,712
Total	R$ 397,216	R$ 438,865